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                                     [LETTERHEAD]


August 13, 1998


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


RE:  Lincoln Benefit Life Company
     '33 Act File No. 333-59769


Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Company ("Company") certifies that:

     a. The form of prospectus that would have been filed under Rule 497 and/or 424 would not have differed from that contained in the Company's registration statement on Form S-1; and

     b The text of the Company's registration statement was filed with the Commission electronically on July 24, 1998.

                                        Very truly yours,

                                        /s/ Gregory C. Sernett

                                        Gregory C. Sernett
                                        Vice President and
                                        Assistant General Counsel

GCS:jw